Warrants (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Warrants [Line Items]
Schedule of warrants issued and outstanding

			Warrants Outstanding		Fair Value
Warrants	Number of warrants issued	Purchase price per share	December 31, 2022	September 30, 2022	December 31, 2022	September 30, 2022

					(in thousands)
Kreos Rollover Warrant	190,559	€2.28	190,559	190,559	$417	$478
Series C – 2017	1,215,345	€0.04	—	74,479	—	335
Series C – 2020	786,234	€5.22	—	652,126	—	936
Public Warrants	8,850,458	$11.50	8,850,458	—	3,186	—
Private Warrants	7,310,297	$11.50	7,310,297	—	2,632	—

	18,352,893		16,351,314	917,164	$6,235	$1,749

Schedule of fair values for warrant liabilities

Warrant liabilities
(in thousands)
September 30, 2022	$1,749
Change in fair value	(1,731)
Warrants assumed in the Business Combination	7,111
Settlement of 2017 Series C Warrants put option	(427)
Exercised	(649)
Foreign currency translation	182

December 31, 2022	$6,235

Warrant liabilities
(in thousands)
September 30, 2021	$5,303
Change in fair value	120
Foreign currency translation	(116)

December 31, 2021	$5,307

Schedule of fair values of warrants and option rights were determined using the Black-Scholes option-pricing model with the input assumptions

	Three Months Ended December 31,
	2022	2021
Expected volatility range (weighted average)	47.78%	35.50% to 50.00% (35.63%)
Dividend yield	0.00%	0.00%
Risk-free interest rates range (weighted average)	4.18%	0.19% to 1% (0.595%)
Expected term range (weighted average)	3.38 years	0.08 years to 3.67 years (1.19 years)

MARIADB CORPORATION AB [Member]
Warrants [Line Items]
Schedule of warrants issued and outstanding

			Warrants Outstanding		Fair Value
Warrants	Number of warrants issued	Purchase price per share in EUR	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
					(in thousands)
Series B	835,185	€0.52	835,185	835,185	$478	$65
Series C – 2017	5,326,623	€0.01	326,429	5,326,623	335	4,546
Series C – 2020	3,445,912	€1.19	2,858,143	3,445,912	936	692

	9,607,720		4,019,757	9,607,720	$1,749	$5,303

Schedule of fair values for warrant liabilities

Warrant liabilities
(in thousands)
September 30, 2021	$5,303
Change in fair value	5,712
Settlement of put option	(7,749)
Exercised	(101)
Foreign currency translation	(1,416)

September 30, 2022	$1,749

Warrant liabilities
(in thousands)
September 30, 2020	$9,017
Change in fair value	(3,626)
Foreign currency translation	(88)

September 30, 2021	$5,303

Schedule of fair values of warrants and option rights were determined using the Black-Scholes option-pricing model with the input assumptions

	Year Ended September 30,
	2022	2021
Expected volatility range (weighted average)	40.25% to 48.99% (46.71%)	35.54% to 50.00% (37.51%)
Dividend yield	0.00%	0.00%
Risk-free interest rates range (weighted average)	3.85% to 4.24% (4.15%)	0.53% to 1.00% (0.94%)
Expected term range (weighted average)	3.03 years to 9.83 years (4.56 years)	3.83 years to 10.72 years (9.75 years)